INCOME TAX - Effective Tax Reconciliation (Details)	8 Months Ended
Dec. 31, 2020
INCOME TAX
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Loss on warrant liability	(19.50%)
Transaction costs incurred in connection with IPO	(0.70%)
Valuation allowance	(0.90%)
Income tax provision	(0.10%)